Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 30, 2008	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrant term	10 years
Warrant exercise price (in dollars per share)	$ 0.88905	$ 0.88905
Warrant
Class of Warrant or Right [Line Items]
Fair value of warrant		$ 1.2		$ 0.9	$ 0.7
Series A Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Warrant to purchase shares of preferred stock (in shares)	84,360	84,360
Class B Common Stock
Class of Warrant or Right [Line Items]
Shares issued on cashless exercise of warrants (in shares)			79,363
Class B Common Stock | Prior to IPO
Class of Warrant or Right [Line Items]
Warrant to purchase shares of preferred stock (in shares)		84,360